                      MERRILL LYNCH LIFE INSURANCE COMPANY


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                       SUPPLEMENT DATED NOVEMBER 21, 2003
                                     TO THE
                                PROSPECTUSES FOR
                       INVESTOR LIFE (DATED MAY 1, 2001)
                     INVESTOR LIFE PLUS (DATED MAY 1, 2001)
                     ESTATE INVESTOR I (DATED MAY 1, 2001)
                     ESTATE INVESTOR II (DATED MAY 1, 2001)
                        LEGACY POWER (DATED MAY 1, 2002)


              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                       SUPPLEMENT DATED NOVEMBER 21, 2003
                                     TO THE
                                PROSPECTUSES FOR
                         PRIME PLAN (DATED MAY 1, 1993)
                       PRIME PLAN II (DATED MAY 1, 1993)
                       PRIME PLAN III (DATED MAY 1, 1993)
                       PRIME PLAN IV (DATED MAY 1, 1998)
                        PRIME PLAN V (DATED MAY 1, 2003)
                     PRIME PLAN VI (DATED JANUARY 2, 1991)
                      PRIME PLAN 7 (DATED APRIL 30, 1991)
                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                     DIRECTED LIFE (DATED JANUARY 2, 1991)
                     DIRECTED LIFE 2 (DATED APRIL 30, 1991)


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED NOVEMBER 21, 2003
                                     TO THE
                                PROSPECTUSES FOR
                      RETIREMENT PLUS (DATED MAY 1, 2003)
                      RETIREMENT POWER (DATED MAY 1, 2003)
                    RETIREMENT OPTIMIZER (DATED MAY 1, 2003)

                     ML LIFE INSURANCE COMPANY OF NEW YORK


                 ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
                       SUPPLEMENT DATED NOVEMBER 21, 2003
                                     TO THE
                                PROSPECTUSES FOR
                       PRIME PLAN (DATED APRIL 30, 1991)
                      PRIME PLAN II (DATED APRIL 30, 1991)
                     PRIME PLAN III (DATED APRIL 30, 1991)
                   PRIME PLAN IV (DATED APRIL 30, 1991) PRIME
                         PLAN V (DATED JANUARY 2, 1991)
                      PRIME PLAN VI (DATED APRIL 30, 1991)
                      PRIME PLAN 7 (DATED APRIL 30, 1991)
                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                      DIRECTED LIFE (DATED APRIL 30, 1991)
                     DIRECTED LIFE 2 (DATED APRIL 30, 1991)


                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                       SUPPLEMENT DATED NOVEMBER 21, 2003
                                     TO THE
                                PROSPECTUSES FOR
                       INVESTOR LIFE (DATED MAY 1, 2001)
                     INVESTOR LIFE PLUS (DATED MAY 1, 2001)


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED NOVEMBER 21, 2003
                                     TO THE
                                PROSPECTUSES FOR
                      RETIREMENT PLUS (DATED MAY 1, 2003)
                      RETIREMENT POWER (DATED MAY 1, 2003)
                    RETIREMENT OPTIMIZER (DATED MAY 1, 2003)


This supplement describes changes to the investment options offered under your contract. Please retain this supplement with your contract prospectus for future reference.

THE SUBSTITUTIONS

Following the close of business on November 21, 2003 and pursuant to contract owner approval and an order of the Securities and Exchange Commission, Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("MLLICNY"), and the above noted separate accounts made the following substitution of shares of certain portfolios of the MLIG Variable Insurance Trust (the "Replacement Portfolios") for shares of certain portfolios of the AllianceBernstein Variable Products Series Fund, Inc., the Delaware VIP Trust, and the MFS(R) Variable Insurance Trust(SM) (the "Substituted Portfolios") offered under your contract.

This means that if you own a:

- Retirement Plus, Investor Life, Investor Life Plus, Estate Investor I, Estate Investor II, Prime Plan, Prime Plan II, Prime Plan III, Prime Plan IV, Prime Plan V, Prime Plan VI, Prime Plan 7, Prime Plan Investor, Directed Life, or Directed Life 2 contract:

        - Class A shares of the AllianceBernstein Quasar Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. were replaced with shares of the Roszel/Delaware Trend Portfolio of the MLIG Variable Insurance Trust; and

        - Initial Class shares of the MFS Research Series of the MFS(R) Variable Insurance Trust(SM) were replaced with shares of the Roszel/PIMCO CCM Capital Appreciation Portfolio of the MLIG Variable Insurance Trust.

-       Retirement Power, Retirement Optimizer, or Legacy Power contract:

        - Standard Class shares of the Delaware VIP Trend Series of the Delaware VIP Trust were replaced with shares of the Roszel/Delaware Trend Portfolio of the MLIG Variable Insurance Trust; and

        - Initial Class shares of the MFS Investors Trust Series of the MFS(R) Variable Insurance Trust(SM) were replaced with shares of the Roszel/PIMCO CCM Capital Appreciation Portfolio of the MLIG Variable Insurance Trust.

THE REPLACEMENT PORTFOLIOS

Availability

If you own a Retirement Plus, Retirement Power, or Retirement Optimizer contract, subaccounts investing in the Replacement Portfolios became available for the allocation of premium and contract value on May 1, 2003.

If you own an Investor Life, Investor Life Plus, Estate Investor I, Estate Investor II, Prime Plan, Prime Plan II, Prime Plan III, Prime Plan IV, Prime Plan V, Prime Plan VI, Prime Plan 7, Prime Plan Investor, Directed Life, Directed Life 2, or Legacy Power contract, then you may allocate any additional premium payments and transfer your contract value to investment divisions or subaccounts investing in the Replacement Portfolios beginning November 21, 2003.

Investment Objectives

The investment objective of the Roszel/Delaware Trend Portfolio is to seek long-term capital appreciation.

The investment objective of the Roszel/PIMCO CCM Capital Appreciation Portfolio is to seek long-term capital appreciation.

Expenses

The following chart describes the management fees and other expenses of each Replacement Portfolio, expressed as an annual percentage of average daily net assets.

---------------------------------------------------------------------------------------------------------------------
                                                                             ROSZEL/PIMCO CCM CAPITAL APPRECIATION
                                      ROSZEL/DELAWARE TREND PORTFOLIO(1)                   PORTFOLIO(1)
---------------------------------------------------------------------------------------------------------------------
Management Fees                                     0.85%                                    0.80%
12b-1 Fees                                           N/A                                      N/A
Other Expenses                                      0.97%                                    0.97%
Total Operating Expenses                            1.82%                                    1.77%
Less Expense Waivers and
  Reimbursements                                   (0.67%)                                  (0.67%)
Net Operating Expenses                              1.15%                                    1.10%
---------------------------------------------------------------------------------------------------------------------

(1) "Other Expenses" for the Replacement Portfolios are based on estimates for the fiscal year ended December 31, 2003. In addition, the MLIG Variable Insurance Trust has entered into an expense limitation arrangement with its investment adviser whereby the investment adviser will reimburse the Replacement Portfolios to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) exceed certain limits. The expense limitation agreement is effective through April 30, 2004, and is expected to continue from year to year, conditioned upon approval for continuance by the board of trustees of the MLIG Variable Insurance Trust.

TRANSFERS

Currently, MLLIC and MLLICNY do not impose a charge for transfers or limit the number of transfers permitted each year (although they have reserved the right to charge for transfers in excess of a specified number and will refuse to make "market timing" transfers). Until at least December 22, 2003, you may make one transfer of investment base or contract value from an investment division or subaccount investing in the Replacement Portfolio(s) to any other available investment division(s) or subaccount(s) without that transfer counting towards the number of transfers permitted should MLLIC and/or MLLICNY begin charging for or otherwise limiting transfers in the future. In addition, neither MLLIC nor MLLICNY will exercise any rights it may have under your contract to impose restrictions or charges on transfers until at least December 22, 2003.

                                      * * *

If you have any questions about the substitutions, please contact your Financial Advisor or call or write the Service Center applicable to your class of contract as follows:

CLASS OF CONTRACT                                           SERVICE CENTER
---------------------------------------------------------------------------------------------------------------------

MLLIC Retirement Plus, Retirement Power, and                ADDRESS:   P.O. Box 44222
Retirement Optimizer                                                   Jacksonville, Florida 32231-4222
                                                            PHONE:     1-800-535-5549
MLNY Retirement Plus, Retirement Power, and
Retirement Optimizer
---------------------------------------------------------------------------------------------------------------------


MLLIC Investor Life, Investor Life Plus, Estate             ADDRESS:   P.O. Box 441395
Investor I, Estate Investor II, Prime Plan,                            Jacksonville, Florida 32231-4139
Prime Plan II, Prime Plan III, Prime Plan IV,               PHONE:     1-800-354-5333
Prime Plan V, Prime Plan VI, Prime Plan 7, Prime
Plan Investor, Directed Life, Directed Life 2,
and Legacy Power
---------------------------------------------------------------------------------------------------------------------


MLNY Investor Life, Investor Life Plus, Prime               ADDRESS:   P.O. Box 441395
Plan, Prime Plan II, Prime Plan III, Prime Plan                        Jacksonville, Florida 32231-4139
IV, Prime Plan V, Prime Plan VI, Prime Plan 7,              PHONE:     1-800-831-8172
Prime Plan Investor, Directed Life, and Directed
Life 2
---------------------------------------------------------------------------------------------------------------------